Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Principles of Consolidation
Principles of Consolidation
The accompanying consolidated financial statements include the accounts of PPG Industries, Inc. (“PPG” or the “Company”) and all subsidiaries, both U.S. and non-U.S., that it controls. PPG owns more than 50% of the voting stock of most of the subsidiaries that it controls. For those consolidated subsidiaries in which the Company’s ownership is less than 100%, the outside shareholders’ interests are shown as noncontrolling interests. Investments in companies in which PPG owns 20% to 50% of the voting stock and has the ability to exercise significant influence over operating and financial policies of the investee are accounted for using the equity method of accounting. As a result, PPG’s share of the earnings or losses of such equity affiliates is included in the accompanying consolidated statement of income and PPG’s share of these companies’ shareholders’ equity is included in "Investments" in the accompanying consolidated balance sheet. Transactions between PPG and its subsidiaries are eliminated in consolidation.

On January 28, 2013, PPG completed the separation of its commodity chemicals business and the merger of the subsidiary holding the PPG commodity chemicals business with a subsidiary of the Georgia Gulf Corporation ("Georgia Gulf"). The combined company formed by uniting Georgia Gulf with PPG's former commodity chemicals business is named Axiall Corporation ("Axiall"). PPG holds no ownership interest in Axiall. The Company concluded that the accounting requirements for reporting the results of operations and cash flows of its former commodity chemicals business as discontinued operations were met when its separation and merger was completed. The accompanying consolidated statements of income and cash flows for the year ended December 31, 2012, 2011 and 2010 and the amounts in these notes to the consolidated financial statements related to 2012, 2011 and 2010 have been recast to reflect the presentation of the results of operations and cash flows of the former commodity chemicals business as discontinued operations. Refer to Note 25 for additional information relating to this transaction.

Use of Estimates in the Preparation of Financial Statements
Use of Estimates in the Preparation of Financial Statements
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual outcomes could differ from those estimates.

Revenue Recognition	Revenue Recognition Revenue from sales is recognized by all operating segments when goods are shipped and title to inventory and risk of loss passes to the customer or when services have been rendered.
Shipping and Handling Costs
Shipping and Handling Costs
Amounts billed to customers for shipping and handling are reported in “Net sales” in the accompanying consolidated statement of income. Shipping and handling costs incurred by the Company for the delivery of goods to customers are included in “Cost of sales, exclusive of depreciation and amortization” in the accompanying consolidated statement of income.

Selling, General and Administrative Costs
Selling, General and Administrative Costs
Amounts presented as “Selling, general and administrative” in the accompanying consolidated statement of income are comprised of selling, customer service, distribution and advertising costs, as well as the costs of providing corporate-wide functional support in such areas as finance, law, human resources and planning. Distribution costs pertain to the movement and storage of finished goods inventory at company-owned and leased warehouses, terminals and other distribution facilities. Certain of these costs may be included in cost of sales by other companies, resulting in a lack of comparability with other companies.

Legal Costs	Legal Costs Legal costs are expensed as incurred.
Foreign Currency Translation
Foreign Currency Translation
The functional currency of most significant non-U.S. operations is their local currency. Assets and liabilities of those operations are translated into U.S. dollars using year-end exchange rates; income and expenses are translated using the average exchange rates for the reporting period. Unrealized currency translation adjustments are deferred in accumulated other comprehensive loss, a separate component of shareholders’ equity.

Cash Equivalents	Cash Equivalents Cash equivalents are highly liquid investments (valued at cost, which approximates fair value) acquired with an original maturity of three months or less.
Short-term Investments
Short-term Investments
Short-term investments are highly liquid, high credit quality investments (valued at cost plus accrued interest) that have stated maturities of greater than three months to one year. The purchases and sales of these investments are classified as investing activities in the consolidated statement of cash flows.

Inventories
Inventories
Most U.S. inventories are stated at cost, using the last-in, first-out (“LIFO”) method of accounting, which does not exceed market. All other inventories are stated at cost, using the first-in, first-out (“FIFO”) method of accounting, which does not exceed market. PPG determines cost using either average or standard factory costs, which approximate actual costs, excluding certain fixed costs such as depreciation and property taxes.

Marketable Equity Securities
Marketable Equity Securities
The Company’s investment in marketable equity securities is recorded at fair market value and reported in “Other current assets” and “Investments” in the accompanying consolidated balance sheet with changes in fair market value recorded in income for those securities designated as trading securities and in other comprehensive income, net of tax, for those designated as available for sale securities.

Property
Property
Property is recorded at cost. PPG computes depreciation by the straight-line method based on the estimated useful lives of depreciable assets. Additional expense is recorded when facilities or equipment are subject to abnormal economic conditions or obsolescence.

Significant improvements that add to productive capacity or extend the lives of properties are capitalized. Costs for repairs and maintenance are charged to expense as incurred. When property is retired or otherwise disposed of, the original cost and related accumulated depreciation balance are removed from the accounts and any related gain or loss is included in income. Amortization of the cost of capitalized leased assets is included in depreciation expense. Property and other long-lived assets are reviewed for impairment whenever events or circumstances indicate that their carrying amounts may not be recoverable.

Goodwill and Identifiable Intangible Assets
Goodwill and Identifiable Intangible Assets
Goodwill represents the excess of the cost over the fair value of acquired identifiable tangible and intangible assets less liabilities assumed from acquired businesses. Identifiable intangible assets acquired in business combinations are recorded based upon their fair value at the date of acquisition.

The Company tests goodwill of each reporting unit for impairment at least annually in connection with PPG’s strategic planning process. The goodwill impairment test is performed by comparing the estimated fair value of the associated reporting unit as of September 30 to its carrying value. The Company’s reporting units are its operating segments. (See Note 24, “Reportable Business Segment Information” for further information concerning the Company’s operating segments.) Fair value is estimated using discounted cash flow methodologies.

The Company has determined that certain acquired trademarks have indefinite useful lives. The Company tests the carrying value of these trademarks for impairment at least annually, as of September 30, by comparing the fair value of each trademark to its carrying value. Fair value is estimated by using the relief from royalty method (a discounted cash flow methodology).

Identifiable intangible assets with finite lives are amortized on a straight-line basis over their estimated useful lives (2 to 25 years) and are reviewed for impairment whenever events or circumstances indicate that their carrying amount may not be recoverable.

Allowance for Doubtful Accounts
Allowance for Doubtful Accounts
The Company provides an allowance for doubtful accounts to reduce receivables to their estimated net realizable value when it is probable that a loss will be incurred. Those estimates are based on historical collection experience, current economic and market conditions, a review of the aging of accounts receivable and the assessments of current creditworthiness of customers.

Product Warranties
Product Warranties
The Company accrues for product warranties at the time the associated products are sold based on historical claims experience. As of December 31, 2012 and 2011, the reserve for product warranties was $14 million and $11 million, respectively. Pretax charges against income for product warranties in 2012, 2011 and 2010 totaled $15 million, $14 million and $7 million, respectively. Cash outlays related to product warranties were $12 million, $10 million; $7 million in 2012, 2011 and 2010 respectively.

Asset Retirement Obligations
Asset Retirement Obligations
An asset retirement obligation represents a legal obligation associated with the retirement of a tangible long-lived asset that is incurred upon the acquisition, construction, development or normal operation of that long-lived asset. PPG recognizes asset retirement obligations in the period in which they are incurred, if a reasonable estimate of fair value can be made. The asset retirement obligation is subsequently adjusted for changes in fair value. The associated estimated asset retirement costs are capitalized as part of the carrying amount of the long-lived asset and depreciated over its useful life. PPG’s asset retirement obligations are primarily associated with closure of certain assets used in the chemicals manufacturing process.

The accrued asset retirement obligation was $13 million and $12 million as of December 31, 2012 and 2011, respectively, of which $10 million and $9 million were associated with the former commodity chemicals business.

PPG’s only conditional asset retirement obligation relates to the possible future abatement of asbestos contained in certain PPG production facilities. The asbestos in PPG’s production facilities arises from the application of normal and customary building practices in the past when the facilities were constructed. This asbestos is encapsulated in place and, as a result, there is no current legal requirement to abate it. Inasmuch as there is no requirement to abate, the Company does not have any current plans or an intention to abate and therefore the timing, method and cost of future abatement, if any, are not known. The Company has not recorded an asset retirement obligation associated with asbestos abatement, given the uncertainty concerning the timing of future abatement, if any.

Accounting Standards Adopted in 2012
Accounting Standards Adopted in 2012
In May 2011, the Financial Accounting Standards Board (“FASB”) issued an amendment to the fair value measurement guidance and disclosure requirements that established common U.S. Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRS”) measurement and reporting requirements. The new requirements were effective for the first interim or annual period beginning after December 15, 2011 and were to be applied prospectively. PPG adopted the new requirements in the first quarter of 2012; however, the adoption of this guidance did not have a material effect on its consolidated financial position, results of operations or cash flows.
In June 2011, the FASB issued an amendment to the requirements for presenting comprehensive income. The new requirements were effective for the first interim or annual period beginning after December 15, 2011 and were to be applied retrospectively. The standard requires other comprehensive income to be presented in a continuous statement of comprehensive income that would combine the components of net income and other comprehensive income, or in a separate, but consecutive, statement following the statement of income. PPG adopted these new requirements in the first quarter of 2012.

Description of New Accounting Pronouncements Not yet Adopted [Text Block]
Accounting Standards to be Adopted in Future Years
On February 5, 2013, the FASB issued an amendment to the disclosure requirements for reporting reclassifications out of accumulated other comprehensive income (“AOCI”). The update is effective for the first interim or annual period beginning after December 15, 2012. The new amendments require presentation, either on the statement of income or in the notes, of the effect on the line items of the statement of income of significant amounts reclassified out of AOCI directly to net income in their entirety in the same reporting period. The update also requires the new disclosure to be cross referenced to other financial statement disclosures required for other reclassification items that are not reclassified directly to net income in their entirety in the same reporting period. PPG will adopt the new requirements in the first quarter of 2013; however, the adoption of this guidance will not have an effect on its consolidated financial position, results of operations or cash flows.